Day Hagan Logix Smart Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Fair Value

	COMMON STOCK - 75.2%
	ADVERTISING & MARKETING - 3.5%
42,000	Interpublic Group of Cos., Inc.	$ 700,140
11,000	Omnicom Group, Inc.	544,500
		1,244,640
	ASSET MANAGEMENT - 1.9%
5,249	T Rowe Price Group, Inc.	673,027

	BANKING - 5.3%
35,800	Bank of America Corp.	862,422
10,300	JPMorgan Chase & Co.	991,581
		1,854,003
	BIOTECH & PHARMA - 6.7%
16,007	AbbVie, Inc.	1,402,053
26,500	Pfizer, Inc.	972,550
		2,374,603
	ENTERTAINMENT CONTENT - 2.0%
24,900	ViacomCBS, Inc.	697,449

	FOOD - 10.5%
17,200	Ingredion, Inc.	1,301,696
21,900	Kellogg Co.	1,414,521
16,800	Tyson Foods, Inc.	999,264
		3,715,481
	HEALTH CARE FACILITIES & SERVICES - 14.5%
16,039	AmerisourceBergen Corp.	1,554,500
26,336	Cardinal Health, Inc.	1,236,475
18,100	CVS Health Corp.	1,057,040
8,520	McKesson Corp.	1,268,884
		5,116,899
	INSTITUTIONAL FINANCIAL SERVICES - 4.7%
3,500	Goldman Sachs Group, Inc.	703,395
19,728	Morgan Stanley	953,849
		1,657,244
	INSURANCE - 3.7%
17,100	Aflac, Inc.	621,585
6,200	Travelers Cos., Inc.	670,778
		1,292,363
	RETAIL - CONSUMER STAPLES - 1.7%
18,000	Kroger Co.	610,380

	SOFTWARE - 3.4%
20,200	Oracle Corp.	1,205,940

	TECHNOLOGY HARDWARE - 3.9%
22,089	Cisco Systems, Inc.	870,086
23,606	Juniper Networks, Inc.	507,529
		1,377,615
Day Hagan Logix Smart Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Shares		Fair Value

	COMMON STOCK - 75.2% (Cont.)
	TECHNOLOGY SERVICES - 2.7%
16,400	Amdocs Ltd.	$ 941,524

	TELECOMMUNICATIONS - 5.7%
26,700	AT&T, Inc.	761,217
21,200	Verizon Communications, Inc.	1,261,188
		2,022,405
	TRANSPORTATION & LOGISTICS - 5.0%
10,200	CH Robinson Worldwide, Inc.	1,042,338
4,388	United Parcel Service, Inc.	731,172
		1,773,510

	TOTAL COMMON STOCK ( Cost - $25,342,676)	26,557,083

	EXCHANGE-TRADED FUNDS - 16.1%
	DEBT FUNDS - 16.1%
50,000	iShares Floating Rate Bond ETF	2,536,000
31,000	PIMCO Enhanced Short Maturity Active ETF	3,160,760
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,693,714)	5,696,760

	REITs (REAL ESTATE INVESTMENT TRUSTS) - 2.6%
4,100	Public Storage	913,152
	TOTAL REITs (Cost $821,511)

	TOTAL INVESTMENTS - 93.9% (Cost $31,857,901)	$ 33,166,995
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%	2,141,916
	TOTAL NET ASSETS - 100.0%	$ 35,308,911

ETF - Exchange-Traded Fund

Day Hagan Logix Smart Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Day Hagan Logix Smart Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020, for the Fund’s assets and liabilities measured at fair value:

Day Hagan Logix Tactical Dividend Fund
Security Classifications *			Level 1	Level 2	Level 3	Total
Common Stocks			$ 26,557,083	$ -	$ -	$ 26,557,083
Exchange Traded Funds			5,696,760	-	-	5,696,760
Real Estate Investment Trusts (REITs)			913,152	-	-	913,152
Total			$ 33,166,995	$ -	$ -	$ 33,166,995

* Refer to the Portfolio of Investments for industry classification
The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

The Fund intends to remain fully invested in their respective strategies at all times. However, the Fund regards the judicious use of cash as part of its strategy. Therefore, the Fund may take temporary defensive cash-like positions, which are inconsistent with the Funds’ principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions that may cause a Fund’s investment models to indicate a lower allocation to equities or fixed income is prudent. For example, a Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund would necessarily reduce the benefit from any upswing in the market. The Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Agreggate Unrealized Appreciation and Depreciation - Tax Basis
		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Logix Tactical Dividend Fund	32,113,427	2,314,416	(1,260,848)	1,053,568